Other Liabilities - Components (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities
Income tax reserves	$ 5,274	$ 5,118
Excess 401(k) Plus Plan	1,635	1,521
Disability benefits	452	478
Derivative liabilities	40	506
Workforce reductions	956	725
Deferred taxes	5,472	5,230
Other taxes payable	253	42
Environmental accruals	246	254
Warranty accruals	33	45
Asset retirement obligations	117	94
Acquisition related	60	9
Divestiture related	62	65
Other	297	439
Total	$ 14,897	$ 14,526